4. Premises and Equipment (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Property, Plant and Equipment [Abstract]
Land	$ 2,793	$ 2,889
Buildings and improvements	18,931	19,796
Furniture and equipment	24,743	22,443
Construction in process	395	381
Total premises and equipment	46,862	45,509
Less accumulated depreciation	28,258	27,059
Total net premises and equipment	$ 18,604	$ 18,450